Discontinued operation - Schedule of Discontinued Operations Disclosures (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	¥ 199,411,823		¥ 203,556,885		$ 31,292,067
Inventories	227,600		1,577,330		35,715
Prepayments and other current assets	101,467,924		41,112		15,922,531
Total current assets	301,107,347		479,858,116		47,250,313
Non-current assets:
Property and equipment, net	165,058,863		163,967,037		25,901,337
Total non-current assets	231,618,416		243,181,554		36,345,984
Total assets	532,725,763		723,039,670		83,596,297
Current liabilities
Short-term borrowings	77,000,000		24,895,606		12,082,980
Accounts payable	6,002,448		6,163,277		941,915
Deferred revenue, current	1,386,607		176,980		217,589
Salary and welfare payable	2,126,041		312,788		333,622
Tax payable	649,138		269,727		101,864
Accrued liabilities and other current liabilities	17,392,216		5,669,561		2,729,218
Total current liabilities	413,662,825		355,158,151		64,912,723
Non-current liabilities
Total non-current liabilities	0		412,593		0
Total liabilities	413,662,825		355,570,744		64,912,723
Net revenues:
Total net revenue	34,436,772	$ 5,403,881	25,704,954	¥ 13,431,603
Cost of revenues	(17,356,450)	(2,723,606)	(10,751,952)	(4,764,530)
Gross profit	17,080,322	2,680,275	14,953,002	8,667,073
Operating expenses:
General and administrative expenses	(18,372,763)	(2,883,087)	(10,124,428)	(2,120,562)
Total operating expenses	(18,372,763)	(2,883,087)	(10,124,428)	(2,120,562)
Operating income	(1,292,441)	(202,812)	4,828,574	6,546,511
Interest expense	(2,393,178)	(375,542)	(897,398)	(1,738,301)
Interest income	14,834	2,328	16,634	13,230
Income before income tax expense	919,795	144,336	3,946,384	4,798,859
Income tax expense	(670,976)	(105,291)
Statement of Cash Flows [Abstract]
Net cash (used in)/provided by operating activities	(32,463,882)	(5,094,291)	2,624,493	(2,202,928)
Net cash (used in)/provided by operating activities	(40,315,605)	(6,326,398)	7,688,534	(14,143,681)
Net cash provided by/(used in) financing activities	63,566,667	9,974,997	(24,000,000)	38,588,379
Discontinued Operations, Disposed of by Means Other than Sale [Member]
Current assets:
Cash and cash equivalents	0		9,212,821		0
Inventories	0		55,607		0
Prepayments and other current assets	0		2,378,140		0
Amounts due from continuing operations	0		254,151,621		0
Total current assets	0		265,798,189		0
Non-current assets:
Property and equipment, net	0		41,482,375		0
Total non-current assets	0		41,482,375		0
Total assets	0		307,280,564		0
Current liabilities
Short-term borrowings	0		14,800,000		0
Accounts payable	0		2,787,497		0
Deferred revenue, current	0		18,159,451		0
Salary and welfare payable	0		17,078,606		0
Tax payable	0		39,446		0
Accrued liabilities and other current liabilities	0		1,049,591		0
Amounts due to continuing operations	0		8,884,600		0
Total current liabilities	0		62,799,191		0
Non-current liabilities
Deferred revenue, non-current	0		412,593		0
Total non-current liabilities	0		412,593		0
Total liabilities	0		63,211,784		$ 0
Net revenues:
Total net revenue	102,006,339	16,007,021	154,160,699	148,029,606
Cost of revenues	(91,342,012)	(14,333,555)	(124,039,018)	(102,708,988)
Gross profit	10,664,327	1,673,466	30,121,681	45,320,618
Operating expenses:
General and administrative expenses	(6,931,632)	(1,087,724)	(9,099,960)	(7,155,295)
Total operating expenses	(6,931,632)	(1,087,724)	(9,099,960)	(7,155,295)
Operating income	3,732,695	585,742	21,021,721	38,165,323
Interest expense	(3,284,732)	(515,446)	(1,179,731)	(1,688,079)
Interest income	15,183	2,383	43,377	39,664
Other income, net	4,828,067	757,627	9,753,333	5,921,230
Income before income tax expense	5,291,213	830,306	29,638,700	42,438,138
Income tax expense				0
Income before one-off loss upon deconsolidation of the Affected Entity	5,291,213	830,306	29,638,700	42,438,138
One-off loss upon deconsolidation of the Affected Entity, net of tax	(249,359,993)	(39,130,024)
Net income/(loss) from discontinued operation	(244,068,780)	(38,299,718)	29,638,700	42,438,138
Statement of Cash Flows [Abstract]
Net cash (used in)/provided by operating activities	(32,463,883)	(5,094,292)	2,624,493	(2,202,928)
Net cash (used in)/provided by operating activities	(40,315,605)	(6,326,398)	7,688,534	(14,143,681)
Net cash provided by/(used in) financing activities	¥ 63,566,667	$ 9,974,997	¥ (24,000,000)	¥ 38,588,379